Related Party Balances and Transactions - Interest Accrual (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Related Party Transaction [Line Items]
Interest Accrual	¥ 11,875	¥ 119,223
Huang River Investment Limited
Related Party Transaction [Line Items]
Interest Accrual	¥ 11,875	18,136
Serene View Investment Limited
Related Party Transaction [Line Items]
Interest Accrual		¥ 101,087